Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
8.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are analyzed as follows:

As of December 31,	2025	2024
Accrued payroll related taxes	11,138	15,176
Accrued voyage expenses	91,710	1,869,834
Accrued loan interest	1,788,128	1,818,963
Accrued social insurance contributions	201,383	184,341
Accrued operating expenses	1,486,172	2,001,847
Accrued EU ETS liabilities	5,053,220	—
Other accrued expenses	12,042	19,155
Total	8,643,793	5,909,316